Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Financial Information [Abstract]
Schedule of Condensed Balance Sheet

The following presents condensed financial information of Samfine Creation Holdings Group Limited.

	As at December 31,
	2024	2025	2025
	HK$	HK$	US$

Current Assets
Cash and cash equivalents	18,940,834	14,243,714	1,830,035
Prepayments	28,391,667	14,288,478	1,835,787
Amount due from shareholder	8,775	8,775	1,127
Amount due from a subsidiary	811,032	3,962,718	509,130
	48,152,308	32,503,685	4,176,079
Non-Current Assets
Interests in a subsidiary	8	8	1
Total Assets	48,152,316	32,503,693	4,176,080

Liabilities and Shareholders’ Equity
Current Liabilities
Accruals	155,240	—	—
Amount due to a subsidiary	8	—	—
Amount due to a director	79,834	—	—
Total Liabilities	235,082	—	—

COMMITMENTS AND CONTINGENCIES (Note 21)

Shareholders’ Equity
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024, 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	9,889	—	—
Class A Ordinary shares: US$0.0000625 par value, 791,000,000 shares authorized, 11,300,000 shares issued and outstanding as of December 31, 2025	—	5,505	707
Class B Ordinary shares: US$0.0000625 par value, 9,000,000 shares authorized, 9,000,000 shares issued and outstanding as of December 31, 2025	—	4,384	563
Additional paid-in capital	53,156,555	53,156,555	6,829,565
Accumulated losses	(5,249,210)	(20,662,751)	(2,654,755)
Total Shareholders’ Equity	47,917,234	32,503,693	4,176,080
Total Liabilities and Shareholders’ Equity	48,152,316	32,503,693	4,176,080

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statement of Operations and Comprehensive Loss

	Years Ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$

REVENUE	—	—	3,600,000	462,529
OPERATING EXPENSES
Selling and marketing	—	(3,651,333)	(6,500,000)	(835,121)
General and administrative	(42,105)	(1,212,760)	(12,519,177)	(1,608,466)

LOSS FROM OPERATION	(42,105)	(4,864,093)	(15,419,177)	(1,981,058)

OTHER EXPENSES, NET
Interest income	—	22,990	30,110	3,869
Other losses, net	—	(336,005)	(24,474)	(3,146)
Total other (expenses) income, net	—	(313,015)	5,636	723
LOSS BEFORE INCOME TAX	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)
INCOME TAX EXPENSE	—	—	—	—
NET LOSS	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)

Schedule of Condensed Statements of Cash Flows

Condensed Statement of Cash Flows

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net Loss	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)
Changes in operating assets and liabilities
Prepayments	—	(28,391,667)	14,103,189	1,811,981
Accruals	—	155,240	(155,240)	(19,945)
Net cash used in operating activities	(42,105)	(33,413,535)	(1,465,592)	(188,299)
Cash flows from investing activities
Advance to a subsidiary	—	(811,032)	(3,151,686)	(404,929)
Net cash used in investing activities		(811,032)	(3,151,686)	(404,929)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	—	53,157,669	—	—
Repayment from a subsidiary	—	—	(8)	(1)
Advances from / (repayment to) a director	42,105	7,732	(79,834)	(10,258)
Net cash generated from financing activities	42,105	53,165,401	(79,842)	(10,259)
Net increase / (decrease) in cash and cash equivalents	—	18,940,834	(4,697,120)	(603,487)
Cash and cash equivalents at the beginning of the year	—	—	18,940,834	2,433,522
Cash and cash equivalents at the end of the year	—	18,940,834	14,243,714	1,830,035

Supplementary cash flow information
Interest received	—	22,990	30,110	3,869